Convertible Notes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Convertible Notes Issued (Pre-Reverse Merger) [Member]
Schedule of Pre and Post Convertible Debt

At December 31, 2013 and 2012 pre-reverse merger convertible debentures consisted of the following:

	December 31,	December 31,
	2013	2012

Convertible notes payable	$-	$512,500
Unamortized debt discount	-	(172,921)
Total	$-	$339,579

Convertible Notes Issued (Post-Reverse Merger) [Member]
Schedule of Pre and Post Convertible Debt

At March 31, 2014 and December 31, 2013 post-reverse merger convertible debentures consisted of the following:

	March 31,	December 31,
	2014	2013

Convertible notes payable	$3,520,000	$3,520,000
Unamortized debt discount	(101,174)	(115,508)
Total	$3,418,826	$

At December 31, 2013 and December 31, 2012 post-reverse merger convertible debentures consisted of the following:

	December 31,	December 31,
	2013	2012

Convertible notes payable	$3,520,000	$1,650,000
Unamortized debt discount	(115,508)	(74,411)
Total	$3,404,492	$1,575,589